Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except share and per share amounts)
Year Ended December 31, 2012
Revenue from continuing operations	$59,214	$46,104	$47,164	$45,475
Income (loss) from continuing operations	10,570	(17,933)	(12,950)	34,966
(Loss) income from discontinued operations	(104)	98,105	107,959	175,505
Income attributable to common units of the Operating Partnership	(657)	(8,222)	(2,373)	(612)
Preferred stock dividends	(4,637)	(4,638)	(4,637)	(4,638)
Net income available to common stockholders	5,172	67,312	87,999	205,221
Net income available to common stockholders per share – basic	$0.10	$1.32	$1.57	$3.56
Weighted average number of common shares outstanding – basic	51,048,621	51,285,961	56,118,506	57,634,484
Net income available to common stockholders per share – diluted	$0.10	$1.32	$1.57	$3.52
Weighted average number of common and common equivalent shares – diluted	51,758,710	51,285,961	56,118,506	58,324,838

Year Ended December 31, 2011
Revenue from continuing operations	$49,457	$50,921	$52,090	$49,675
Loss from continuing operations	(13,296)	(11,468)	(10,867)	(13,547)
(Loss) income from discontinued operations	(26,691)	150,141	41,234	(17,279)
Loss (income) attributable to common units of the Operating Partnership	5,205	(15,483)	(2,915)	3,985
Preferred stock dividends	(4,766)	(4,766)	(4,637)	(4,637)
Preferred stock redemption discount	—	—	2,780	—
Net (loss) income available to common stockholders	(39,548)	118,424	25,595	(31,478)
Net (loss) income available to common stockholders per share – basic	$(0.81)	$2.42	$0.51	$(0.62)
Weighted average number of common shares outstanding – basic	49,016,989	49,040,268	49,961,007	50,676,545